Document and Entity Information	12 Months Ended
Jan. 31, 2023 shares
Registrant CIK	0001319150
Document Type	20-F
Document Registration Statement	false
Document Period Start Date	Feb. 01, 2021
Document Annual Report	true
Document Period End Date	Jan. 31, 2023
Current Fiscal Year End Date	--01-31
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Pacific Booker Minerals Inc.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite #1203 - 1166 Alberni Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3Z3
Entity Address, Country	CA
Entity File Number	001-33649
Entity Common Stock, Shares Outstanding	16,816,969
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Accounting Standard	International Financial Reporting Standards
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Auditor Name	De Visser Gray LLP
Auditor Firm ID	1054
Auditor Location	Vancouver, Canada
Business Contact
Entity Address, Address Line One	#1203 - 1166 Alberni Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3Z3
Entity Address, Country	CA
Entity Address, Address Description	Address of principal executive offices
Contact Personnel Name	Ruth Swan, CFO
Contact Personnel Email Address	info@pacificbooker.bc.ca
Contact Personnel Fax Number	(604) 681-8556